Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated June 25, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”) and Prospectus (the “Prospectus”), each dated December 30, 2020 and Statement of Additional Information (the “SAI”), dated December 30, 2020 (as revised April 9, 2021), for the iShares MSCI Emerging Markets Min Vol Factor ETF (EEMV) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for the Fund.
The Fund effected a transfer of its Indian assets that had previously been held by the Fund’s wholly-owned subsidiary (the “Subsidiary”) located in the Republic of Mauritius (“Mauritius”) to the Fund through on-exchange
transactions in India (the “Transfer”)
on June 25, 2021. While
the Fund historically carried out its investment strategies by investing all of its assets invested in India through the Subsidiary, it will be eliminating its use of the Subsidiary and will invest in Indian securities directly. The Fund incurred transaction costs from the Transfer.
Pursuant to the Transfer, the following changes are made to the Fund’s Prospectus, Summary Prospectus and SAI.
All references to the Subsidiary are deleted.
Change in the Fund’s “Principal Investment Strategies”
The sixth paragraph in the section of the Prospectus and Summary Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:
The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in the Fund’s “Summary of Principal Risks”
The section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is amended to delete “Treaty/Tax Risk” and add the following:
Tax Risk
. The Fund is subject to tax in India on the purchase
and
sale of Indian securities, which will reduce the Fund’s returns. For more information regarding the tax implications of investing in Indian securities, please see the section entitled “Indian Tax Disclosure.”
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares MSCI Emerging Markets Min Vol Factor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated June 25, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”) and Prospectus (the “Prospectus”), each dated December 30, 2020 and Statement of Additional Information (the “SAI”), dated December 30, 2020 (as revised April 9, 2021), for the iShares MSCI Emerging Markets Min Vol Factor ETF (EEMV) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for the Fund.
The Fund effected a transfer of its Indian assets that had previously been held by the Fund’s wholly-owned subsidiary (the “Subsidiary”) located in the Republic of Mauritius (“Mauritius”) to the Fund through on-exchange
transactions in India (the “Transfer”)
on June 25, 2021. While
the Fund historically carried out its investment strategies by investing all of its assets invested in India through the Subsidiary, it will be eliminating its use of the Subsidiary and will invest in Indian securities directly. The Fund incurred transaction costs from the Transfer.
Pursuant to the Transfer, the following changes are made to the Fund’s Prospectus, Summary Prospectus and SAI.
All references to the Subsidiary are deleted.
Change in the Fund’s “Principal Investment Strategies”
The sixth paragraph in the section of the Prospectus and Summary Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:
The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in the Fund’s “Summary of Principal Risks”
The section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is amended to delete “Treaty/Tax Risk” and add the following:
Tax Risk
. The Fund is subject to tax in India on the purchase
and
sale of Indian securities, which will reduce the Fund’s returns. For more information regarding the tax implications of investing in Indian securities, please see the section entitled “Indian Tax Disclosure.”
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
is a registered trademark of BlackRock Fund Advisors and its affiliates.